Other long-term debt - Onshore Corporate Bonds (Details) ¥ in Millions							10 Months Ended	12 Months Ended
	Jan. 07, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 16, 2020	Nov. 12, 2020 USD ($)	Apr. 01, 2019 USD ($)	Dec. 28, 2015	Nov. 30, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 07, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 12, 2020 CNY (¥)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 CNY (¥)	May 31, 2019 USD ($)	Apr. 01, 2019 CNY (¥)
Other Long-term debt
Net gain on debt extinguishment								$ 48,643,696	$ 169,932,886	$ 9,620,914
Gain on modification of debt								$ 21,253,128	26,372,965
Two Thousand Nineteen First Tranche
Other Long-term debt
Debt instrument redemption amount		$ 49,000,000					$ 49,000,000								¥ 343.0		$ 91,000,000	¥ 637.0	$ 91,000,000
Net gain on debt extinguishment							423,011				$ (3,977,493)
Debt instrument redemption price		72,640					72,640				3,494,668
Unamortized debt issuance expense		350,371					350,371				$ 482,825
2020 Tranche
Other Long-term debt
Debt instrument redemption amount		94,000,000					94,000,000		0			$ 12,000,000	¥ 77.1		¥ 646.0
Net gain on debt extinguishment		261,320
Debt instrument redemption price		492					492
Unamortized debt issuance expense		$ 260,828					$ 260,828
Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt instrument redemption amount									$ 0			$ 62,000,000	¥ 402.2
Corporate Bonds Due in April 1, 2024 at 8.4% | Two Thousand Nineteen First Tranche
Other Long-term debt
Debt issuance date					Apr. 01, 2019
Debt instrument, aggregate principal amount					$ 146,000,000															¥ 980.0
Maturity date					Apr. 01, 2024
Stated rate					8.40%															8.40%
Corporate bonds due on November 13, 2025 at 8.35% [Member] | 2020 Tranche
Other Long-term debt
Debt issuance date			Nov. 12, 2020
Debt instrument, aggregate principal amount				$ 130,000,000												¥ 900.0
Maturity date				Nov. 13, 2025
Stated rate			8.35%	8.35%												8.35%
Onshore Corporate Bonds Due On January 07, 2026 [Member] | Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt issuance date	Jan. 07, 2021
Debt instrument, aggregate principal amount	$ 78,000,000													¥ 500.0
Maturity date	Jan. 07, 2026
Stated rate	8.35%													8.35%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Other Long-term debt
Debt issuance date						Sep. 30, 2027